Financial Instruments (Tables)	6 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Concentration of Risk
September 30, 2018
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per USD
Canadian dollar	17,463	in exchange for	$ 13,525	$1.28

September 30, 2019
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per USD
Canadian dollar	9,376	in exchange for	$ 7,018	$1.33

March 31, 2020
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per USD
Canadian dollar	9.376	in exchange for	$ 7,113	$1.33